Accounts payable (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Detailed Information about Accounts Payable

	2025		2024		2023
	Non-current	Current	Non-current	Current	Non-current	Current
Trade payable and related parties (1)	4	2,172	4	2,820	4	2,285
Guarantee deposits	1	3	1	4	-	4
Payables with partners of JO and Consortiums	1	48	1	38	1	14
Miscellaneous	-	15	-	17	-	16

	6	2,238	6	2,879	5	2,319

(1)	See Note 36 for information about related parties.